Inventories, Net (Details) - Schedule of Movement of Reserve for Inventories - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Movement of Reserve for Inventories [Abstract]
Balance at beginning of year	$ 196,151	$ 116,102
Current period addition	93,978	176,938
Reduction	(53,625)	(8,921)
Decrease from disposal of Tianjin Dilang	(144,200)
Foreign currency translation adjustment	(1,451)	(87,968)
Balance at the end of year	$ 90,853	$ 196,151